Vessel Operating and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Expenses [Abstract]
Brokerage commissions	$ 47,961	$ 0	$ 0
Brokerage commissions - related party	305,463	125,409	195,890
Port & other expenses	853,377	189,646	612
Bunkers consumption	5,212	0	0
Loss on bunkers	0	0	2,228
Total Voyage expenses	1,212,013	315,055	198,730
Vessel Operating Expenses [Abstract]
Crew & crew related costs	2,192,055	1,453,022	2,854,622
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	602,860	454,917	983,472
Lubricants	79,609	88,318	225,404
Insurance	166,863	123,162	230,099
Tonnage taxes	38,241	29,866	51,639
Other	317,577	161,002	819,012
Total Vessel operating expenses	$ 3,397,205	$ 2,310,287	$ 5,164,248